Convertible Notes Payable - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 12, 2020	Apr. 25, 2018	Nov. 19, 2017	Dec. 31, 2021	Dec. 31, 2020	Jan. 05, 2018
Schedule of Convertible Notes [Line Items]
Sale and issuance of common shares	$ 10,000
Fair value per share	$ 10.63
Accrued interest converted into common stock	132,739
Discounted price per share	$ 2.78
Accrued interest	$ 400			$ 18	$ 23
Common stock fair value				$ 300
Convertible Debt [Member]
Schedule of Convertible Notes [Line Items]
Aggregate principal amount of convertible notes	$ 2,800
Accrued interest converted into common stock	1,005,458
Discounted price per share	$ 2.78
Two Thousand And Seventeen Convertible Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds			$ 2,500
Interest rate			6.00%
Principal and interest maturity date			4 years
Sale of stock			$ 10,000
Conversion price description			outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.
Accrued interest		$ 200
Two Thousand And Eighteen Note [Member]
Schedule of Convertible Notes [Line Items]
Interest rate		6.00%
Principal and interest maturity date		4 years
Conversion price description		outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.
Accrued interest						$ 100
Two Thousand Eighteen Convertible Notes Payable [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds		$ 300